MFS(R) INVESTMENT MANAGEMENT
           500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        April 1, 2008


VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: Massachusetts Investors Growth Stock Fund (the "Fund") (File Nos. 2-14677 and 811-859)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 81 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on March 27, 2008.

     Please call the undersigned at (617) 954-5843 or Jessica Rung at (617) 954-6149 with any questions you may have.

                                        Very truly yours,


                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Senior Counsel

BEL/bjn